Credit Risk - Summary of Credit Rating of Financial Assets Subject to Credit Risk (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of internal credit grades [line items]
Impairment loss allowances	£ 1,303	£ 785
Coverage Ratio	0.40%	0.30%
Loss allowance	£ (1,303)	£ (785)
Coverage	0.40%	0.30%
Credit risk | Mortgages
Disclosure of internal credit grades [line items]
Impairment loss allowances	£ 280	£ 218
Loss allowance	(280)	(218)
Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	324,700	312,400
Impairment loss allowances	£ 1,400	£ 900
Coverage Ratio	0.40%	0.30%
Loss allowance	£ (1,400)	£ (900)
Financial assets	£ 324,700	£ 312,400
Coverage	0.40%	0.30%
Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 1,400	£ 900
Financial assets	1,400	900
Internal grade 9 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 68,500	£ 62,000
Coverage Ratio	0.00%	0.00%
Financial assets	£ 68,500	£ 62,000
Coverage	0.00%	0.00%
Internal grade 9 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Internal grade 8 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 43,300	£ 44,900
Coverage Ratio	0.00%	0.00%
Financial assets	£ 43,300	£ 44,900
Coverage	0.00%	0.00%
Internal grade 8 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Internal grade 7 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 86,000	£ 88,800
Coverage Ratio	0.00%	0.00%
Financial assets	£ 86,000	£ 88,800
Coverage	0.00%	0.00%
Internal grade 7 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Internal grade 6 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 55,400	£ 61,700
Coverage Ratio	0.20%	0.00%
Financial assets	£ 55,400	£ 61,700
Coverage	0.20%	0.00%
Internal grade 6 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 100	£ 0
Financial assets	100	0
Internal grade 5 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 18,600	£ 23,800
Coverage Ratio	0.50%	0.40%
Financial assets	£ 18,600	£ 23,800
Coverage	0.50%	0.40%
Internal grade 5 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 100	£ 100
Financial assets	100	100
Internal grade 4 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 28,600	£ 12,000
Coverage Ratio	0.70%	1.70%
Financial assets	£ 28,600	£ 12,000
Coverage	0.70%	1.70%
Internal grade 4 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 200	£ 200
Financial assets	200	200
Internal grade 3 to 1 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 8,700	£ 6,700
Coverage Ratio	11.50%	9.00%
Financial assets	£ 8,700	£ 6,700
Coverage	11.50%	9.00%
Internal grade 3 to 1 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 1,000	£ 600
Financial assets	1,000	600
Other | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 17,000	£ 13,400
Coverage Ratio	0.00%	0.00%
Financial assets	£ 17,000	£ 13,400
Coverage	0.00%	0.00%
Other | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	281,600	270,900
Impairment loss allowances	£ 1,300	£ 800
Coverage Ratio	0.50%	0.30%
Loss allowance	£ (1,300)	£ (800)
Financial assets	£ 281,600	£ 270,900
Coverage	0.50%	0.30%
Balance sheet exposures [member] | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 1,300	£ 800
Financial assets	1,300	800
Balance sheet exposures [member] | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	231,300	240,000
Impairment loss allowances	£ 1,300	£ 800
Coverage Ratio	0.60%	0.30%
Loss allowance	£ (1,300)	£ (800)
Financial assets	£ 231,300	£ 240,000
Coverage	0.60%	0.30%
Balance sheet exposures [member] | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 166,400	£ 165,200
Impairment loss allowances	£ 300	£ 200
Coverage Ratio	0.20%	0.10%
Loss allowance	£ (300)	£ (200)
Financial assets	£ 166,400	£ 165,200
Coverage	0.20%	0.10%
Balance sheet exposures [member] | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 1,300	£ 800
Financial assets	1,300	800
Balance sheet exposures [member] | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	300	200
Financial assets	300	200
Balance sheet exposures [member] | Cash and balances at central banks | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	41,300	21,200
Impairment loss allowances	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Loss allowance	£ 0	£ 0
Financial assets	£ 41,300	£ 21,200
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Cash and balances at central banks | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	208,800	207,400
Impairment loss allowances	£ 1,300	£ 800
Coverage Ratio	0.60%	0.40%
Loss allowance	£ (1,300)	£ (800)
Financial assets	£ 208,800	£ 207,400
Coverage	0.60%	0.40%
Balance sheet exposures [member] | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 1,300	£ 800
Financial assets	1,300	800
Balance sheet exposures [member] | Loans and advances to banks [member] | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	1,700	1,900
Impairment loss allowances	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Loss allowance	£ 0	£ 0
Financial assets	£ 1,700	£ 1,900
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Loans and advances to banks [member] | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Reverse repurchase agreements - non-trading | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	19,600	23,600
Impairment loss allowances	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Loss allowance	£ 0	£ 0
Financial assets	£ 19,600	£ 23,600
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Reverse repurchase agreements - non-trading | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	1,200	7,100
Impairment loss allowances	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Loss allowance	£ 0	£ 0
Financial assets	£ 1,200	£ 7,100
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Financial assets at fair value through other comprehensive income | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	9,000	9,700
Impairment loss allowances	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Loss allowance	£ 0	£ 0
Financial assets	£ 9,000	£ 9,700
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Financial assets at fair value through other comprehensive income | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 9 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 68,100	£ 61,100
Coverage Ratio	0.00%	0.00%
Financial assets	£ 68,100	£ 61,100
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 9 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 9 | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 21,500	£ 33,800
Coverage Ratio	0.00%	0.00%
Financial assets	£ 21,500	£ 33,800
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 9 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 7,900	£ 9,800
Coverage Ratio	0.00%	0.00%
Financial assets	£ 7,900	£ 9,800
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 9 | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 9 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	0	0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 9 | Cash and balances at central banks | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 41,300	£ 21,200
Coverage Ratio	0.00%	0.00%
Financial assets	£ 41,300	£ 21,200
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 9 | Cash and balances at central banks | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 9 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 8,000	£ 11,400
Coverage Ratio	0.00%	0.00%
Financial assets	£ 8,000	£ 11,400
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 9 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 9 | Loans and advances to banks [member] | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 100	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 100	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 9 | Loans and advances to banks [member] | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 9 | Reverse repurchase agreements - non-trading | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 12,200	£ 15,300
Coverage Ratio	0.00%	0.00%
Financial assets	£ 12,200	£ 15,300
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 9 | Reverse repurchase agreements - non-trading | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 9 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 1,200	£ 7,100
Coverage Ratio	0.00%	0.00%
Financial assets	£ 1,200	£ 7,100
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 9 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 9 | Financial assets at fair value through other comprehensive income | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 5,300	£ 6,100
Coverage Ratio	0.00%	0.00%
Financial assets	£ 5,300	£ 6,100
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 9 | Financial assets at fair value through other comprehensive income | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 8 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 34,500	£ 36,400
Coverage Ratio	0.00%	0.00%
Financial assets	£ 34,500	£ 36,400
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 8 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 8 | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 31,100	£ 33,200
Coverage Ratio	0.00%	0.00%
Financial assets	£ 31,100	£ 33,200
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 8 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 24,300	£ 25,000
Coverage Ratio	0.00%	0.00%
Financial assets	£ 24,300	£ 25,000
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 8 | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 8 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	0	0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 8 | Cash and balances at central banks | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 8 | Cash and balances at central banks | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 8 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 27,700	£ 30,600
Coverage Ratio	0.00%	0.00%
Financial assets	£ 27,700	£ 30,600
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 8 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 8 | Loans and advances to banks [member] | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 100	£ 200
Coverage Ratio	0.00%	0.00%
Financial assets	£ 100	£ 200
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 8 | Loans and advances to banks [member] | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 8 | Reverse repurchase agreements - non-trading | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 3,300	£ 2,400
Coverage Ratio	0.00%	0.00%
Financial assets	£ 3,300	£ 2,400
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 8 | Reverse repurchase agreements - non-trading | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 8 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 8 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 8 | Financial assets at fair value through other comprehensive income | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 3,400	£ 3,200
Coverage Ratio	0.00%	0.00%
Financial assets	£ 3,400	£ 3,200
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 8 | Financial assets at fair value through other comprehensive income | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 7 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 76,500	£ 80,400
Coverage Ratio	0.00%	0.00%
Financial assets	£ 76,500	£ 80,400
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 7 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 7 | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 76,300	£ 80,000
Coverage Ratio	0.00%	0.00%
Financial assets	£ 76,300	£ 80,000
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 7 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 68,000	£ 71,900
Coverage Ratio	0.00%	0.00%
Financial assets	£ 68,000	£ 71,900
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 7 | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 7 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	0	0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 7 | Cash and balances at central banks | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 7 | Cash and balances at central banks | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 7 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 74,400	£ 75,400
Coverage Ratio	0.00%	0.00%
Financial assets	£ 74,400	£ 75,400
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 7 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 7 | Loans and advances to banks [member] | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 400	£ 400
Coverage Ratio	0.00%	0.00%
Financial assets	£ 400	£ 400
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 7 | Loans and advances to banks [member] | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 7 | Reverse repurchase agreements - non-trading | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 1,500	£ 4,200
Coverage Ratio	0.00%	0.00%
Financial assets	£ 1,500	£ 4,200
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 7 | Reverse repurchase agreements - non-trading | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 7 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 7 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 7 | Financial assets at fair value through other comprehensive income | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 200	£ 400
Coverage Ratio	0.00%	0.00%
Financial assets	£ 200	£ 400
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 7 | Financial assets at fair value through other comprehensive income | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 6 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 46,600	£ 53,600
Coverage Ratio	0.20%	0.00%
Financial assets	£ 46,600	£ 53,600
Coverage	0.20%	0.00%
Balance sheet exposures [member] | Internal grade 6 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 100	£ 0
Financial assets	100	0
Balance sheet exposures [member] | Internal grade 6 | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 46,500	£ 53,600
Coverage Ratio	0.20%	0.00%
Financial assets	£ 46,500	£ 53,600
Coverage	0.20%	0.00%
Balance sheet exposures [member] | Internal grade 6 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 36,800	£ 42,900
Coverage Ratio	0.00%	0.00%
Financial assets	£ 36,800	£ 42,900
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 6 | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 100	£ 0
Financial assets	100	0
Balance sheet exposures [member] | Internal grade 6 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	0	0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 6 | Cash and balances at central banks | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 6 | Cash and balances at central banks | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 6 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 44,100	£ 52,100
Coverage Ratio	0.20%	0.00%
Financial assets	£ 44,100	£ 52,100
Coverage	0.20%	0.00%
Balance sheet exposures [member] | Internal grade 6 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 100	£ 0
Financial assets	100	0
Balance sheet exposures [member] | Internal grade 6 | Loans and advances to banks [member] | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 6 | Loans and advances to banks [member] | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 6 | Reverse repurchase agreements - non-trading | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 2,400	£ 1,500
Coverage Ratio	0.00%	0.00%
Financial assets	£ 2,400	£ 1,500
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 6 | Reverse repurchase agreements - non-trading | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 6 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 6 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 6 | Financial assets at fair value through other comprehensive income | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 100	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 100	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 6 | Financial assets at fair value through other comprehensive income | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 5 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 13,500	£ 18,800
Coverage Ratio	0.70%	0.50%
Financial assets	£ 13,500	£ 18,800
Coverage	0.70%	0.50%
Balance sheet exposures [member] | Internal grade 5 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 100	£ 100
Financial assets	100	100
Balance sheet exposures [member] | Internal grade 5 | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 13,500	£ 18,800
Coverage Ratio	0.70%	0.50%
Financial assets	£ 13,500	£ 18,800
Coverage	0.70%	0.50%
Balance sheet exposures [member] | Internal grade 5 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 5,600	£ 7,700
Coverage Ratio	0.00%	0.00%
Financial assets	£ 5,600	£ 7,700
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 5 | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 100	£ 100
Financial assets	100	100
Balance sheet exposures [member] | Internal grade 5 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	0	0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 5 | Cash and balances at central banks | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 5 | Cash and balances at central banks | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 5 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 13,500	£ 18,800
Coverage Ratio	0.70%	0.50%
Financial assets	£ 13,500	£ 18,800
Coverage	0.70%	0.50%
Balance sheet exposures [member] | Internal grade 5 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 100	£ 100
Financial assets	100	100
Balance sheet exposures [member] | Internal grade 5 | Loans and advances to banks [member] | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 5 | Loans and advances to banks [member] | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 5 | Reverse repurchase agreements - non-trading | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 5 | Reverse repurchase agreements - non-trading | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 5 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 5 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 5 | Financial assets at fair value through other comprehensive income | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 5 | Financial assets at fair value through other comprehensive income | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 4 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 27,000	£ 10,900
Coverage Ratio	0.70%	1.80%
Financial assets	£ 27,000	£ 10,900
Coverage	0.70%	1.80%
Balance sheet exposures [member] | Internal grade 4 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 200	£ 200
Financial assets	200	200
Balance sheet exposures [member] | Internal grade 4 | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 27,000	£ 10,900
Coverage Ratio	0.70%	1.80%
Financial assets	£ 27,000	£ 10,900
Coverage	0.70%	1.80%
Balance sheet exposures [member] | Internal grade 4 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 19,600	£ 4,200
Coverage Ratio	0.50%	2.40%
Financial assets	£ 19,600	£ 4,200
Coverage	0.50%	2.40%
Balance sheet exposures [member] | Internal grade 4 | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 200	£ 200
Financial assets	200	200
Balance sheet exposures [member] | Internal grade 4 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	100	100
Financial assets	100	100
Balance sheet exposures [member] | Internal grade 4 | Cash and balances at central banks | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 4 | Cash and balances at central banks | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 4 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 27,000	£ 10,900
Coverage Ratio	0.70%	1.80%
Financial assets	£ 27,000	£ 10,900
Coverage	0.70%	1.80%
Balance sheet exposures [member] | Internal grade 4 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 200	£ 200
Financial assets	200	200
Balance sheet exposures [member] | Internal grade 4 | Loans and advances to banks [member] | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 4 | Loans and advances to banks [member] | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 4 | Reverse repurchase agreements - non-trading | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 4 | Reverse repurchase agreements - non-trading | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 4 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 4 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 4 | Financial assets at fair value through other comprehensive income | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 4 | Financial assets at fair value through other comprehensive income | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 3 to 1 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 8,200	£ 6,200
Coverage Ratio	11.00%	8.10%
Financial assets	£ 8,200	£ 6,200
Coverage	11.00%	8.10%
Balance sheet exposures [member] | Internal grade 3 to 1 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 900	£ 500
Financial assets	900	500
Balance sheet exposures [member] | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 8,200	£ 6,200
Coverage Ratio	11.00%	8.10%
Financial assets	£ 8,200	£ 6,200
Coverage	11.00%	8.10%
Balance sheet exposures [member] | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 4,500	£ 3,900
Coverage Ratio	4.40%	2.60%
Financial assets	£ 4,500	£ 3,900
Coverage	4.40%	2.60%
Balance sheet exposures [member] | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 900	£ 500
Financial assets	900	500
Balance sheet exposures [member] | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	200	100
Financial assets	200	100
Balance sheet exposures [member] | Internal grade 3 to 1 | Cash and balances at central banks | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 3 to 1 | Cash and balances at central banks | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 3 to 1 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 8,200	£ 6,200
Coverage Ratio	11.00%	8.10%
Financial assets	£ 8,200	£ 6,200
Coverage	11.00%	8.10%
Balance sheet exposures [member] | Internal grade 3 to 1 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 900	£ 500
Financial assets	900	500
Balance sheet exposures [member] | Internal grade 3 to 1 | Loans and advances to banks [member] | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 3 to 1 | Loans and advances to banks [member] | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 3 to 1 | Reverse repurchase agreements - non-trading | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 3 to 1 | Reverse repurchase agreements - non-trading | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 3 to 1 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 3 to 1 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Internal grade 3 to 1 | Financial assets at fair value through other comprehensive income | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Internal grade 3 to 1 | Financial assets at fair value through other comprehensive income | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Other | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 8,500	£ 4,300
Coverage Ratio	0.00%	0.00%
Financial assets	£ 8,500	£ 4,300
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Other | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Other | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 8,500	£ 4,300
Coverage Ratio	0.00%	0.00%
Financial assets	£ 8,500	£ 4,300
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Other | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Other | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Other | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	0	0
Financial assets	0	0
Balance sheet exposures [member] | Other | Cash and balances at central banks | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Other | Cash and balances at central banks | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Other | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 7,200	£ 2,800
Coverage Ratio	0.00%	0.00%
Financial assets	£ 7,200	£ 2,800
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Other | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Other | Loans and advances to banks [member] | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 1,100	£ 1,300
Coverage Ratio	0.00%	0.00%
Financial assets	£ 1,100	£ 1,300
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Other | Loans and advances to banks [member] | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Other | Reverse repurchase agreements - non-trading | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 200	£ 200
Coverage Ratio	0.00%	0.00%
Financial assets	£ 200	£ 200
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Other | Reverse repurchase agreements - non-trading | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Other | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Other | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Balance sheet exposures [member] | Other | Financial assets at fair value through other comprehensive income | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures [member] | Other | Financial assets at fair value through other comprehensive income | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Off-Balance Sheet | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	43,100	41,500
Impairment loss allowances	£ 100	£ 100
Coverage Ratio	0.20%	0.20%
Loss allowance	£ (100)	£ (100)
Financial assets	£ 43,100	£ 41,500
Coverage	0.20%	0.20%
Off-Balance Sheet | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 100	£ 100
Financial assets	100	100
Off-Balance Sheet | Internal grade 9 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 400	£ 900
Coverage Ratio	0.00%	0.00%
Financial assets	£ 400	£ 900
Coverage	0.00%	0.00%
Off-Balance Sheet | Internal grade 9 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Off-Balance Sheet | Internal grade 8 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 8,800	£ 8,500
Coverage Ratio	0.00%	0.00%
Financial assets	£ 8,800	£ 8,500
Coverage	0.00%	0.00%
Off-Balance Sheet | Internal grade 8 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Off-Balance Sheet | Internal grade 7 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 9,500	£ 8,400
Coverage Ratio	0.00%	0.00%
Financial assets	£ 9,500	£ 8,400
Coverage	0.00%	0.00%
Off-Balance Sheet | Internal grade 7 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Off-Balance Sheet | Internal grade 6 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 8,800	£ 8,100
Coverage Ratio	0.00%	0.00%
Financial assets	£ 8,800	£ 8,100
Coverage	0.00%	0.00%
Off-Balance Sheet | Internal grade 6 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Off-Balance Sheet | Internal grade 5 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 5,100	£ 5,000
Coverage Ratio	0.00%	0.00%
Financial assets	£ 5,100	£ 5,000
Coverage	0.00%	0.00%
Off-Balance Sheet | Internal grade 5 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Off-Balance Sheet | Internal grade 4 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 1,600	£ 1,100
Coverage Ratio	0.00%	0.00%
Financial assets	£ 1,600	£ 1,100
Coverage	0.00%	0.00%
Off-Balance Sheet | Internal grade 4 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Off-Balance Sheet | Internal grade 3 to 1 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 500	£ 500
Coverage Ratio	20.00%	20.00%
Financial assets	£ 500	£ 500
Coverage	20.00%	20.00%
Off-Balance Sheet | Internal grade 3 to 1 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 100	£ 100
Financial assets	100	100
Off-Balance Sheet | Other | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 8,500	£ 9,100
Coverage Ratio	0.00%	0.00%
Financial assets	£ 8,500	£ 9,100
Coverage	0.00%	0.00%
Off-Balance Sheet | Other | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	41,800
Impairment loss allowances	£ 0
Coverage Ratio	0.00%
Loss allowance	£ 0
Financial assets	£ 41,800
Coverage	0.00%
Stage 1 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0
Financial assets	0
Stage 1 | Internal grade 9 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 400
Coverage Ratio	0.00%
Financial assets	£ 400
Coverage	0.00%
Stage 1 | Internal grade 9 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0
Financial assets	0
Stage 1 | Internal grade 8 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 8,800
Coverage Ratio	0.00%
Financial assets	£ 8,800
Coverage	0.00%
Stage 1 | Internal grade 8 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0
Financial assets	0
Stage 1 | Internal grade 7 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 9,500
Coverage Ratio	0.00%
Financial assets	£ 9,500
Coverage	0.00%
Stage 1 | Internal grade 7 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0
Financial assets	0
Stage 1 | Internal grade 6 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 8,600
Coverage Ratio	0.00%
Financial assets	£ 8,600
Coverage	0.00%
Stage 1 | Internal grade 6 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0
Financial assets	0
Stage 1 | Internal grade 5 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 4,700
Coverage Ratio	0.00%
Financial assets	£ 4,700
Coverage	0.00%
Stage 1 | Internal grade 5 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0
Financial assets	0
Stage 1 | Internal grade 4 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 1,100
Coverage Ratio	0.00%
Financial assets	£ 1,100
Coverage	0.00%
Stage 1 | Internal grade 4 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0
Financial assets	0
Stage 1 | Internal grade 3 to 1 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 200
Coverage Ratio	0.00%
Financial assets	£ 200
Coverage	0.00%
Stage 1 | Internal grade 3 to 1 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0
Financial assets	0
Stage 1 | Other | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 8,500
Coverage Ratio	0.00%
Financial assets	£ 8,500
Coverage	0.00%
Stage 1 | Other | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0
Financial assets	0
Stage 1 | Balance sheet exposures [member] | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	154,600	155,500
Impairment loss allowances	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Loss allowance	£ 0	£ 0
Financial assets	£ 154,600	£ 155,500
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Cash and balances at central banks | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	41,300	21,200
Impairment loss allowances	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Loss allowance	£ 0	£ 0
Financial assets	£ 41,300	£ 21,200
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Cash and balances at central banks | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	189,900	194,100
Impairment loss allowances	£ 200	£ 100
Coverage Ratio	0.10%	0.10%
Loss allowance	£ (200)	£ (100)
Financial assets	£ 189,900	£ 194,100
Coverage	0.10%	0.10%
Stage 1 | Balance sheet exposures [member] | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 200	£ 100
Financial assets	200	100
Stage 1 | Balance sheet exposures [member] | Loans and advances to banks [member] | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	1,700	1,900
Impairment loss allowances	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Loss allowance	£ 0	£ 0
Financial assets	£ 1,700	£ 1,900
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Loans and advances to banks [member] | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Reverse repurchase agreements - non-trading | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	19,600	23,600
Impairment loss allowances	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Loss allowance	£ 0	£ 0
Financial assets	£ 19,600	£ 23,600
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Reverse repurchase agreements - non-trading | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	1,200	7,100
Impairment loss allowances	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Loss allowance	£ 0	£ 0
Financial assets	£ 1,200	£ 7,100
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Financial assets at fair value through other comprehensive income | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	9,000	9,700
Impairment loss allowances	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Loss allowance	£ 0	£ 0
Financial assets	£ 9,000	£ 9,700
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Financial assets at fair value through other comprehensive income | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 9 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 7,900	£ 9,800
Coverage Ratio	0.00%	0.00%
Financial assets	£ 7,900	£ 9,800
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 9 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 9 | Cash and balances at central banks | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 41,300	£ 21,200
Coverage Ratio	0.00%	0.00%
Financial assets	£ 41,300	£ 21,200
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 9 | Cash and balances at central banks | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 9 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 8,000	£ 11,400
Coverage Ratio	0.00%	0.00%
Financial assets	£ 8,000	£ 11,400
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 9 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 9 | Loans and advances to banks [member] | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 100	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 100	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 9 | Loans and advances to banks [member] | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 9 | Reverse repurchase agreements - non-trading | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 12,200	£ 15,300
Coverage Ratio	0.00%	0.00%
Financial assets	£ 12,200	£ 15,300
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 9 | Reverse repurchase agreements - non-trading | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 9 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 1,200	£ 7,100
Coverage Ratio	0.00%	0.00%
Financial assets	£ 1,200	£ 7,100
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 9 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 9 | Financial assets at fair value through other comprehensive income | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 5,300	£ 6,100
Coverage Ratio	0.00%	0.00%
Financial assets	£ 5,300	£ 6,100
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 9 | Financial assets at fair value through other comprehensive income | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 8 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 24,300	£ 25,000
Coverage Ratio	0.00%	0.00%
Financial assets	£ 24,300	£ 25,000
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 8 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 8 | Cash and balances at central banks | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 8 | Cash and balances at central banks | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 8 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 27,600	£ 30,600
Coverage Ratio	0.00%	0.00%
Financial assets	£ 27,600	£ 30,600
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 8 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 8 | Loans and advances to banks [member] | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 100	£ 200
Coverage Ratio	0.00%	0.00%
Financial assets	£ 100	£ 200
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 8 | Loans and advances to banks [member] | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 8 | Reverse repurchase agreements - non-trading | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 3,300	£ 2,400
Coverage Ratio	0.00%	0.00%
Financial assets	£ 3,300	£ 2,400
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 8 | Reverse repurchase agreements - non-trading | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 8 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 8 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 8 | Financial assets at fair value through other comprehensive income | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 3,400	£ 3,200
Coverage Ratio	0.00%	0.00%
Financial assets	£ 3,400	£ 3,200
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 8 | Financial assets at fair value through other comprehensive income | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 7 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 67,700	£ 71,700
Coverage Ratio	0.00%	0.00%
Financial assets	£ 67,700	£ 71,700
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 7 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 7 | Cash and balances at central banks | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 7 | Cash and balances at central banks | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 7 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 74,000	£ 75,000
Coverage Ratio	0.00%	0.00%
Financial assets	£ 74,000	£ 75,000
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 7 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 7 | Loans and advances to banks [member] | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 400	£ 400
Coverage Ratio	0.00%	0.00%
Financial assets	£ 400	£ 400
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 7 | Loans and advances to banks [member] | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 7 | Reverse repurchase agreements - non-trading | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 1,500	£ 4,200
Coverage Ratio	0.00%	0.00%
Financial assets	£ 1,500	£ 4,200
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 7 | Reverse repurchase agreements - non-trading | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 7 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 7 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 7 | Financial assets at fair value through other comprehensive income | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 200	£ 400
Coverage Ratio	0.00%	0.00%
Financial assets	£ 200	£ 400
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 7 | Financial assets at fair value through other comprehensive income | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 6 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 35,500	£ 42,000
Coverage Ratio	0.00%	0.00%
Financial assets	£ 35,500	£ 42,000
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 6 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 6 | Cash and balances at central banks | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 6 | Cash and balances at central banks | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 6 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 42,600	£ 50,900
Coverage Ratio	0.20%	0.00%
Financial assets	£ 42,600	£ 50,900
Coverage	0.20%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 6 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 100	£ 0
Financial assets	100	0
Stage 1 | Balance sheet exposures [member] | Internal grade 6 | Loans and advances to banks [member] | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 6 | Loans and advances to banks [member] | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 6 | Reverse repurchase agreements - non-trading | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 2,400	£ 1,500
Coverage Ratio	0.00%	0.00%
Financial assets	£ 2,400	£ 1,500
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 6 | Reverse repurchase agreements - non-trading | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 6 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 6 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 6 | Financial assets at fair value through other comprehensive income | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 100	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 100	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 6 | Financial assets at fair value through other comprehensive income | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 5 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 3,900	£ 5,700
Coverage Ratio	0.00%	0.00%
Financial assets	£ 3,900	£ 5,700
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 5 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 5 | Cash and balances at central banks | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 5 | Cash and balances at central banks | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 5 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 10,800	£ 16,100
Coverage Ratio	0.00%	0.00%
Financial assets	£ 10,800	£ 16,100
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 5 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 5 | Loans and advances to banks [member] | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 5 | Loans and advances to banks [member] | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 5 | Reverse repurchase agreements - non-trading | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 5 | Reverse repurchase agreements - non-trading | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 5 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 5 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 5 | Financial assets at fair value through other comprehensive income | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 5 | Financial assets at fair value through other comprehensive income | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 4 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 14,700	£ 1,100
Coverage Ratio	0.00%	0.00%
Financial assets	£ 14,700	£ 1,100
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 4 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 4 | Cash and balances at central banks | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 4 | Cash and balances at central banks | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 4 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 19,000	£ 6,200
Coverage Ratio	0.00%	1.60%
Financial assets	£ 19,000	£ 6,200
Coverage	0.00%	1.60%
Stage 1 | Balance sheet exposures [member] | Internal grade 4 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 100
Financial assets	0	100
Stage 1 | Balance sheet exposures [member] | Internal grade 4 | Loans and advances to banks [member] | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 4 | Loans and advances to banks [member] | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 4 | Reverse repurchase agreements - non-trading | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 4 | Reverse repurchase agreements - non-trading | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 4 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 4 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 4 | Financial assets at fair value through other comprehensive income | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 4 | Financial assets at fair value through other comprehensive income | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 600	£ 200
Coverage Ratio	0.00%	0.00%
Financial assets	£ 600	£ 200
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 3 to 1 | Cash and balances at central banks | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 3 to 1 | Cash and balances at central banks | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 3 to 1 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 1,100	£ 1,200
Coverage Ratio	9.10%	0.00%
Financial assets	£ 1,100	£ 1,200
Coverage	9.10%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 3 to 1 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 100	£ 0
Financial assets	100	0
Stage 1 | Balance sheet exposures [member] | Internal grade 3 to 1 | Loans and advances to banks [member] | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 3 to 1 | Loans and advances to banks [member] | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 3 to 1 | Reverse repurchase agreements - non-trading | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 3 to 1 | Reverse repurchase agreements - non-trading | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 3 to 1 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 3 to 1 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Internal grade 3 to 1 | Financial assets at fair value through other comprehensive income | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Internal grade 3 to 1 | Financial assets at fair value through other comprehensive income | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Other | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Other | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Other | Cash and balances at central banks | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Other | Cash and balances at central banks | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Other | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 7,000	£ 2,800
Coverage Ratio	0.00%	0.00%
Financial assets	£ 7,000	£ 2,800
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Other | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Other | Loans and advances to banks [member] | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 1,100	£ 1,300
Coverage Ratio	0.00%	0.00%
Financial assets	£ 1,100	£ 1,300
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Other | Loans and advances to banks [member] | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Other | Reverse repurchase agreements - non-trading | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 200	£ 200
Coverage Ratio	0.00%	0.00%
Financial assets	£ 200	£ 200
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Other | Reverse repurchase agreements - non-trading | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Other | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Other | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Balance sheet exposures [member] | Other | Financial assets at fair value through other comprehensive income | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures [member] | Other | Financial assets at fair value through other comprehensive income | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 1 | Off-Balance Sheet | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets		40,900
Impairment loss allowances		£ 0
Coverage Ratio		0.00%
Loss allowance		£ 0
Financial assets		£ 40,900
Coverage		0.00%
Stage 1 | Off-Balance Sheet | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets		£ 0
Financial assets		0
Stage 1 | Off-Balance Sheet | Internal grade 9 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets		£ 900
Coverage Ratio		0.00%
Financial assets		£ 900
Coverage		0.00%
Stage 1 | Off-Balance Sheet | Internal grade 9 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets		£ 0
Financial assets		0
Stage 1 | Off-Balance Sheet | Internal grade 8 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets		£ 8,500
Coverage Ratio		0.00%
Financial assets		£ 8,500
Coverage		0.00%
Stage 1 | Off-Balance Sheet | Internal grade 8 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets		£ 0
Financial assets		0
Stage 1 | Off-Balance Sheet | Internal grade 7 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets		£ 8,400
Coverage Ratio		0.00%
Financial assets		£ 8,400
Coverage		0.00%
Stage 1 | Off-Balance Sheet | Internal grade 7 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets		£ 0
Financial assets		0
Stage 1 | Off-Balance Sheet | Internal grade 6 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets		£ 8,000
Coverage Ratio		0.00%
Financial assets		£ 8,000
Coverage		0.00%
Stage 1 | Off-Balance Sheet | Internal grade 6 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets		£ 0
Financial assets		0
Stage 1 | Off-Balance Sheet | Internal grade 5 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets		£ 4,700
Coverage Ratio		0.00%
Financial assets		£ 4,700
Coverage		0.00%
Stage 1 | Off-Balance Sheet | Internal grade 5 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets		£ 0
Financial assets		0
Stage 1 | Off-Balance Sheet | Internal grade 4 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets		£ 1,000
Coverage Ratio		0.00%
Financial assets		£ 1,000
Coverage		0.00%
Stage 1 | Off-Balance Sheet | Internal grade 4 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets		£ 0
Financial assets		0
Stage 1 | Off-Balance Sheet | Internal grade 3 to 1 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets		£ 300
Coverage Ratio		0.00%
Financial assets		£ 300
Coverage		0.00%
Stage 1 | Off-Balance Sheet | Internal grade 3 to 1 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets		£ 0
Financial assets		0
Stage 1 | Off-Balance Sheet | Other | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets		£ 9,100
Coverage Ratio		0.00%
Financial assets		£ 9,100
Coverage		0.00%
Stage 1 | Off-Balance Sheet | Other | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets		£ 0
Financial assets		0
Stage 2 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	1,200
Impairment loss allowances	£ 100
Coverage Ratio	8.30%
Loss allowance	£ (100)
Financial assets	£ 1,200
Coverage	8.30%
Stage 2 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 100
Financial assets	100
Stage 2 | Internal grade 9 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0
Coverage Ratio	0.00%
Financial assets	£ 0
Coverage	0.00%
Stage 2 | Internal grade 9 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0
Financial assets	0
Stage 2 | Internal grade 8 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0
Coverage Ratio	0.00%
Financial assets	£ 0
Coverage	0.00%
Stage 2 | Internal grade 8 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0
Financial assets	0
Stage 2 | Internal grade 7 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0
Coverage Ratio	0.00%
Financial assets	£ 0
Coverage	0.00%
Stage 2 | Internal grade 7 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0
Financial assets	0
Stage 2 | Internal grade 6 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 200
Coverage Ratio	0.00%
Financial assets	£ 200
Coverage	0.00%
Stage 2 | Internal grade 6 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0
Financial assets	0
Stage 2 | Internal grade 5 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 400
Coverage Ratio	0.00%
Financial assets	£ 400
Coverage	0.00%
Stage 2 | Internal grade 5 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0
Financial assets	0
Stage 2 | Internal grade 4 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 500
Coverage Ratio	0.00%
Financial assets	£ 500
Coverage	0.00%
Stage 2 | Internal grade 4 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0
Financial assets	0
Stage 2 | Internal grade 3 to 1 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 200
Coverage Ratio	50.00%
Financial assets	£ 200
Coverage	50.00%
Stage 2 | Internal grade 3 to 1 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 100
Financial assets	100
Stage 2 | Other | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0
Coverage Ratio	0.00%
Financial assets	£ 0
Coverage	0.00%
Stage 2 | Other | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0
Financial assets	0
Stage 2 | Balance sheet exposures [member] | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	10,100
Financial assets	10,100
Stage 2 | Balance sheet exposures [member] | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets		8,100
Impairment loss allowances	£ 200	£ 100
Coverage Ratio	2.00%	1.20%
Loss allowance	£ (200)	£ (100)
Financial assets		£ 8,100
Coverage	2.00%	1.20%
Stage 2 | Balance sheet exposures [member] | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 200	£ 100
Financial assets	200	100
Stage 2 | Balance sheet exposures [member] | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	16,600	11,400
Impairment loss allowances	£ 500	£ 300
Coverage Ratio	3.00%	2.60%
Loss allowance	£ (500)	£ (300)
Financial assets	£ 16,600	£ 11,400
Coverage	3.00%	2.60%
Stage 2 | Balance sheet exposures [member] | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 500	£ 300
Financial assets	500	300
Stage 2 | Balance sheet exposures [member] | Internal grade 9 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 2 | Balance sheet exposures [member] | Internal grade 9 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 2 | Balance sheet exposures [member] | Internal grade 9 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 2 | Balance sheet exposures [member] | Internal grade 9 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 2 | Balance sheet exposures [member] | Internal grade 8 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 2 | Balance sheet exposures [member] | Internal grade 8 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 2 | Balance sheet exposures [member] | Internal grade 8 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 100	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 100	£ 0
Coverage	0.00%	0.00%
Stage 2 | Balance sheet exposures [member] | Internal grade 8 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 2 | Balance sheet exposures [member] | Internal grade 7 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 300	£ 200
Coverage Ratio	0.00%	0.00%
Financial assets	£ 300	£ 200
Coverage	0.00%	0.00%
Stage 2 | Balance sheet exposures [member] | Internal grade 7 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 2 | Balance sheet exposures [member] | Internal grade 7 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 400	£ 400
Coverage Ratio	0.00%	0.00%
Financial assets	£ 400	£ 400
Coverage	0.00%	0.00%
Stage 2 | Balance sheet exposures [member] | Internal grade 7 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 2 | Balance sheet exposures [member] | Internal grade 6 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 1,300	£ 900
Coverage Ratio	0.00%	0.00%
Financial assets	£ 1,300	£ 900
Coverage	0.00%	0.00%
Stage 2 | Balance sheet exposures [member] | Internal grade 6 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 2 | Balance sheet exposures [member] | Internal grade 6 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 1,500	£ 1,200
Coverage Ratio	0.00%	0.00%
Financial assets	£ 1,500	£ 1,200
Coverage	0.00%	0.00%
Stage 2 | Balance sheet exposures [member] | Internal grade 6 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 2 | Balance sheet exposures [member] | Internal grade 5 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 1,700	£ 2,000
Coverage Ratio	0.00%	0.00%
Financial assets	£ 1,700	£ 2,000
Coverage	0.00%	0.00%
Stage 2 | Balance sheet exposures [member] | Internal grade 5 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 2 | Balance sheet exposures [member] | Internal grade 5 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 2,700	£ 2,700
Coverage Ratio	3.70%	3.70%
Financial assets	£ 2,700	£ 2,700
Coverage	3.70%	3.70%
Stage 2 | Balance sheet exposures [member] | Internal grade 5 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 100	£ 100
Financial assets	100	100
Stage 2 | Balance sheet exposures [member] | Internal grade 4 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 4,900	£ 3,100
Coverage Ratio	2.00%	3.20%
Financial assets	£ 4,900	£ 3,100
Coverage	2.00%	3.20%
Stage 2 | Balance sheet exposures [member] | Internal grade 4 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 100	£ 100
Financial assets	100	100
Stage 2 | Balance sheet exposures [member] | Internal grade 4 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 8,000	£ 4,700
Coverage Ratio	2.50%	2.10%
Financial assets	£ 8,000	£ 4,700
Coverage	2.50%	2.10%
Stage 2 | Balance sheet exposures [member] | Internal grade 4 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 200	£ 100
Financial assets	200	100
Stage 2 | Balance sheet exposures [member] | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 2,100	£ 2,000
Coverage Ratio	4.80%	0.00%
Financial assets	£ 2,100	£ 2,000
Coverage	4.80%	0.00%
Stage 2 | Balance sheet exposures [member] | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 100	£ 0
Financial assets	100	0
Stage 2 | Balance sheet exposures [member] | Internal grade 3 to 1 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 4,200	£ 2,700
Coverage Ratio	4.80%	3.70%
Financial assets	£ 4,200	£ 2,700
Coverage	4.80%	3.70%
Stage 2 | Balance sheet exposures [member] | Internal grade 3 to 1 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 200	£ 100
Financial assets	200	100
Stage 2 | Balance sheet exposures [member] | Other | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 2 | Balance sheet exposures [member] | Other | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 2 | Balance sheet exposures [member] | Other | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 200	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 200	£ 0
Coverage	0.00%	0.00%
Stage 2 | Balance sheet exposures [member] | Other | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 2 | Off-Balance Sheet | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets		600
Impairment loss allowances		£ 100
Coverage Ratio		16.70%
Loss allowance		£ (100)
Financial assets		£ 600
Coverage		16.70%
Stage 2 | Off-Balance Sheet | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets		£ 100
Financial assets		100
Stage 2 | Off-Balance Sheet | Internal grade 9 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets		£ 0
Coverage Ratio		0.00%
Financial assets		£ 0
Coverage		0.00%
Stage 2 | Off-Balance Sheet | Internal grade 9 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets		£ 0
Financial assets		0
Stage 2 | Off-Balance Sheet | Internal grade 8 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets		£ 0
Coverage Ratio		0.00%
Financial assets		£ 0
Coverage		0.00%
Stage 2 | Off-Balance Sheet | Internal grade 8 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets		£ 0
Financial assets		0
Stage 2 | Off-Balance Sheet | Internal grade 7 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets		£ 0
Coverage Ratio		0.00%
Financial assets		£ 0
Coverage		0.00%
Stage 2 | Off-Balance Sheet | Internal grade 7 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets		£ 0
Financial assets		0
Stage 2 | Off-Balance Sheet | Internal grade 6 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets		£ 100
Coverage Ratio		0.00%
Financial assets		£ 100
Coverage		0.00%
Stage 2 | Off-Balance Sheet | Internal grade 6 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets		£ 0
Financial assets		0
Stage 2 | Off-Balance Sheet | Internal grade 5 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets		£ 300
Coverage Ratio		0.00%
Financial assets		£ 300
Coverage		0.00%
Stage 2 | Off-Balance Sheet | Internal grade 5 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets		£ 0
Financial assets		0
Stage 2 | Off-Balance Sheet | Internal grade 4 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets		£ 100
Coverage Ratio		0.00%
Financial assets		£ 100
Coverage		0.00%
Stage 2 | Off-Balance Sheet | Internal grade 4 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets		£ 0
Financial assets		0
Stage 2 | Off-Balance Sheet | Internal grade 3 to 1 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets		£ 200
Coverage Ratio		50.00%
Financial assets		£ 200
Coverage		50.00%
Stage 2 | Off-Balance Sheet | Internal grade 3 to 1 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets		£ 100
Financial assets		100
Stage 2 | Off-Balance Sheet | Other | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets		£ 0
Coverage Ratio		0.00%
Financial assets		£ 0
Coverage		0.00%
Stage 2 | Off-Balance Sheet | Other | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets		£ 0
Financial assets		0
Stage 3 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	100
Impairment loss allowances	£ 0
Coverage Ratio	0.00%
Loss allowance	£ 0
Financial assets	£ 100
Coverage	0.00%
Stage 3 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0
Financial assets	0
Stage 3 | Internal grade 9 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0
Coverage Ratio	0.00%
Financial assets	£ 0
Coverage	0.00%
Stage 3 | Internal grade 9 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0
Financial assets	0
Stage 3 | Internal grade 8 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0
Coverage Ratio	0.00%
Financial assets	£ 0
Coverage	0.00%
Stage 3 | Internal grade 8 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0
Financial assets	0
Stage 3 | Internal grade 7 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0
Coverage Ratio	0.00%
Financial assets	£ 0
Coverage	0.00%
Stage 3 | Internal grade 7 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0
Financial assets	0
Stage 3 | Internal grade 6 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0
Coverage Ratio	0.00%
Financial assets	£ 0
Coverage	0.00%
Stage 3 | Internal grade 6 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0
Financial assets	0
Stage 3 | Internal grade 5 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0
Coverage Ratio	0.00%
Financial assets	£ 0
Coverage	0.00%
Stage 3 | Internal grade 5 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0
Financial assets	0
Stage 3 | Internal grade 4 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0
Coverage Ratio	0.00%
Financial assets	£ 0
Coverage	0.00%
Stage 3 | Internal grade 4 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0
Financial assets	0
Stage 3 | Internal grade 3 to 1 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 100
Coverage Ratio	0.00%
Financial assets	£ 100
Coverage	0.00%
Stage 3 | Internal grade 3 to 1 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0
Financial assets	0
Stage 3 | Other | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0
Coverage Ratio	0.00%
Financial assets	£ 0
Coverage	0.00%
Stage 3 | Other | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0
Financial assets	0
Stage 3 | Balance sheet exposures [member] | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	1,700	1,600
Impairment loss allowances	£ 100	£ 100
Coverage Ratio	5.90%	6.30%
Loss allowance	£ (100)	£ (100)
Financial assets	£ 1,700	£ 1,600
Coverage	5.90%	6.30%
Stage 3 | Balance sheet exposures [member] | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 100	£ 100
Financial assets	100	100
Stage 3 | Balance sheet exposures [member] | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	2,300	1,900
Impairment loss allowances	£ 600	£ 400
Coverage Ratio	26.10%	21.10%
Loss allowance	£ (600)	£ (400)
Financial assets	£ 2,300	£ 1,900
Coverage	26.10%	21.10%
Stage 3 | Balance sheet exposures [member] | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 600	£ 400
Financial assets	600	400
Stage 3 | Balance sheet exposures [member] | Internal grade 9 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Balance sheet exposures [member] | Internal grade 9 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 3 | Balance sheet exposures [member] | Internal grade 9 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Balance sheet exposures [member] | Internal grade 9 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 3 | Balance sheet exposures [member] | Internal grade 8 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Balance sheet exposures [member] | Internal grade 8 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 3 | Balance sheet exposures [member] | Internal grade 8 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Balance sheet exposures [member] | Internal grade 8 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 3 | Balance sheet exposures [member] | Internal grade 7 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Balance sheet exposures [member] | Internal grade 7 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 3 | Balance sheet exposures [member] | Internal grade 7 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Balance sheet exposures [member] | Internal grade 7 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 3 | Balance sheet exposures [member] | Internal grade 6 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Balance sheet exposures [member] | Internal grade 6 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 3 | Balance sheet exposures [member] | Internal grade 6 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Balance sheet exposures [member] | Internal grade 6 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 3 | Balance sheet exposures [member] | Internal grade 5 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Balance sheet exposures [member] | Internal grade 5 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 3 | Balance sheet exposures [member] | Internal grade 5 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Balance sheet exposures [member] | Internal grade 5 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 3 | Balance sheet exposures [member] | Internal grade 4 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Balance sheet exposures [member] | Internal grade 4 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 3 | Balance sheet exposures [member] | Internal grade 4 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Balance sheet exposures [member] | Internal grade 4 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 3 | Balance sheet exposures [member] | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 1,800	£ 1,700
Coverage Ratio	5.60%	5.90%
Financial assets	£ 1,800	£ 1,700
Coverage	5.60%	5.90%
Stage 3 | Balance sheet exposures [member] | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 100	£ 100
Financial assets	100	100
Stage 3 | Balance sheet exposures [member] | Internal grade 3 to 1 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 2,900	£ 2,300
Coverage Ratio	20.70%	17.40%
Financial assets	£ 2,900	£ 2,300
Coverage	20.70%	17.40%
Stage 3 | Balance sheet exposures [member] | Internal grade 3 to 1 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 600	£ 400
Financial assets	600	400
Stage 3 | Balance sheet exposures [member] | Other | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Balance sheet exposures [member] | Other | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	0	0
Stage 3 | Balance sheet exposures [member] | Other | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Balance sheet exposures [member] | Other | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets	£ 0	£ 0
Financial assets	£ 0	0
Stage 3 | Off-Balance Sheet | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets		0
Impairment loss allowances		£ 0
Coverage Ratio		0.00%
Loss allowance		£ 0
Financial assets		£ 0
Coverage		0.00%
Stage 3 | Off-Balance Sheet | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets		£ 0
Financial assets		0
Stage 3 | Off-Balance Sheet | Internal grade 9 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets		£ 0
Coverage Ratio		0.00%
Financial assets		£ 0
Coverage		0.00%
Stage 3 | Off-Balance Sheet | Internal grade 8 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets		£ 0
Coverage Ratio		0.00%
Financial assets		£ 0
Coverage		0.00%
Stage 3 | Off-Balance Sheet | Internal grade 7 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets		£ 0
Coverage Ratio		0.00%
Financial assets		£ 0
Coverage		0.00%
Stage 3 | Off-Balance Sheet | Internal grade 6 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets		£ 0
Coverage Ratio		0.00%
Financial assets		£ 0
Coverage		0.00%
Stage 3 | Off-Balance Sheet | Internal grade 5 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets		£ 0
Coverage Ratio		0.00%
Financial assets		£ 0
Coverage		0.00%
Stage 3 | Off-Balance Sheet | Internal grade 4 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets		£ 0
Coverage Ratio		0.00%
Financial assets		£ 0
Coverage		0.00%
Stage 3 | Off-Balance Sheet | Internal grade 3 to 1 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets		£ 0
Coverage Ratio		0.00%
Financial assets		£ 0
Coverage		0.00%
Stage 3 | Off-Balance Sheet | Internal grade 3 to 1 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets		£ 0
Financial assets		0
Stage 3 | Off-Balance Sheet | Other | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Derivative assets		£ 0
Coverage Ratio		0.00%
Financial assets		£ 0
Coverage		0.00%
Stage 3 | Off-Balance Sheet | Other | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Derivative assets		£ 0
Financial assets		£ 0